Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Components Of Income Before Income Taxes And Equity

The components of income (loss) before income taxes and equity in earnings (loss) of affiliated company and provision (benefit) for income taxes as shown in the consolidated statements of operations were as follows:

	Yen (Millions)
	2011	2012	2013
Income (loss) before income taxes and equity in earnings (loss) of affiliated company:
The Company and domestic subsidiaries	¥(1,130)	(2,775)	(16,721)
Foreign subsidiaries	6,681	(667)	15,428

	¥5,551	(3,442)	(1,293)

Components Of Provision (Benefit)

	Yen (Millions)
	2011	2012	2013
Provision (benefit) for income taxes:
Current:
The Company and domestic subsidiaries	¥813	555	411
Foreign subsidiaries	1,160	1,841	1,243
Deferred:
The Company and domestic subsidiaries	330	(1,513)	(272)
Foreign subsidiaries	49	(2,123)	1,111

	¥2,352	(1,240)	2,493

Reconciliation Of Statutory And Effective Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes was as follows:

	2011	2012	2013
Statutory rates for expense (benefit)	40.4%	(40.4)%	(37.8)%
Effects on income taxes resulting from:
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	(16.2)	12.3	(319.8)
Tax credits	(13.7)	(60.9)	(176.5)
Expenses not deductible for tax purposes	2.6	4.3	11.3
Expiration of stock options	11.0	9.5	16.6
Undistributed earnings of foreign subsidiaries	3.8	(20.0)	(6.0)
Change in valuation allowance	13.0	(92.1)	704.3
Effect of enacted changes in tax laws and rates on Japanese tax	—	149.9	—
Other, net	1.5	1.4	0.7

	42.4%	(36.0)%	192.8%

Schedule Of Deferred Tax Assets And Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2013 were presented below.

	Yen (Millions)
	2012	2013
Deferred tax assets:
Inventories	¥3,820	3,327
Accrued warranty expenses	722	614
Accrued pension and severance costs	8,426	9,212
Accrued expenses	2,088	1,358
Research and development expenses capitalized for tax purposes	1,807	2,470
Operating loss carryforwards	31,800	38,912
Property, plant and equipment	3,449	3,340
Tax credits	5,873	8,122
Other	1,709	2,059

Total gross deferred tax assets	59,694	69,414
Less valuation allowance	(50,188)	(59,072)

Net deferred tax assets	9,506	10,342

Deferred tax liabilities:
Intangible assets	(1,615)	(2,558)
Net unrealized gains on marketable securities	(676)	(805)
Undistributed earnings of foreign subsidiaries	(932)	(689)
Other	(57)	(43)

Total gross deferred tax liabilities	(3,280)	(4,095)

Net deferred tax assets (liabilities)	¥6,226	6,247

Schedule Of Changes In Valuation Allowance

The changes in valuation allowance for the years ended March 31 were as follows:

	Yen (Millions)
	2011	2012	2013
Balance at beginning of year	¥51,289	52,082	50,188
Additions	793	—	8,884
Reductions	—	1,894	—

Balance at end of year	¥52,082	50,188	59,072

Unrecognized Tax Benefits

Unrecognized tax benefits for the years ended March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Balance at beginning of year	¥—	1,484
Acquisition of Verigy	1,671	—
Increase for tax positions of previous years	148	84
Increase for tax positions of current year	57	0
Settlements	(47)	(58)
Lapse of the applicable statute of limitations	(341)	(248)
Translation adjustments	(4)	156

Balance at end of year	1,484	1,418